Critical estimates and judgements	6 Months Ended
Jun. 30, 2020
Basis of accounting
Critical estimates and judgements

5. Critical estimates and judgements

The preparation of condensed consolidated interim financial statements require management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses. Actual results may differ from those estimates.

In preparing these condensed consolidated interim financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those applied to the consolidated financial statements for the year ended December 31, 2019, with the exception of development of the COVID‑19 pandemic.

We have assessed whether the COVID‑19 pandemic has any impact on the key estimates and judgments previously reported in respect of the derivative financial instrument, the assumed contingent obligation or other balances and concluded that there is no significant impact.